                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares
                                 Class R Shares

                        Supplement Dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following is added under the FUTURES, OPTIONS, AND OTHER DERIVATIVE INSTRUMENTS section on page 45 of the Statement of Additional Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings.

The non-money market Funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market fund's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each Fund (top five portfolio holdings for Forty Fund) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the Funds are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Funds' full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Funds.

The Funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that a Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                            Frequency           Lag Time
----                                            ---------           --------
Callan Associates                           Quarterly           Current
Charles River Systems, Inc.                 As needed           Current
Check Free Investment Services              Daily               Current
Citibank, N.A                               Daily               Current
CMS BondEdge                                As needed           Current
eVestment Alliance                          Quarterly           Current
Eagle Investment Systems Corp.              As needed           Current
Factset Research Systems, Inc.              As needed           Current
Financial Models Company, Inc.              As needed           Current
FT Interactive Data Corporation             Daily               Current
Institutional Shareholder Services, Inc.    Daily               Current
International Data Corporation              Daily               Current
Investment Technology Group, Inc.           Daily               Current
Lehman Brothers Inc.                        Daily               Current
Marco Consulting                            Monthly             Current
Markit Loans, Inc.                          Daily               Current

Name                                            Frequency           Lag Time
----                                            ---------           --------
Mercer Investment Consulting, Inc.          Quarterly           Current
Moody's Investors Service Inc.              Weekly              7 days or more
NEPC                                        Quarterly           Current
PricewaterhouseCoopers LLP                  As needed           Current
Reuters America Inc.                        Daily               Current
Russell/Mellon Analytical Services, LLC     Monthly             Current
Sapient Corporation                         As needed           Current
Standard & Poor's                           Daily               Current
Standard & Poor's Securities Evaluation     Daily               Current
State Street Bank and Trust Company         Daily               Current
The Macgregor Group, Inc.                   As needed           Current
Wall Street On Demand, Inc.                 Monthly; Quarterly  30 days; 15 days
Wilshire Associates Incorporated            As needed           Current
Zephyr Associates                           Quarterly           Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic portfolio holdings information.

The following replaces in its entirety the fifth sentence in the third paragraph under the INVESTMENT ADVISER AND SUBADVISERS section on page 46 of the Statement of Additional Information:

As of August 11, 2005, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc.; Legg Mason Wood Walker, Incorporated; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; UBS Financial Services Inc.; and Wachovia Securities LLC.

                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares

                        Supplement Dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following is added under the MUNICIPAL LEASES section on page 17 of the Statement of Additional Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Fund are designed to be in the best interests of the Fund and to protect the confidentiality of the Fund's portfolio holdings.

The non-money market funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The Money Market Fund's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for the Fund are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market funds are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Fund will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Fund's full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Fund.

The Fund's Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic Fund portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                            Frequency           Lag Time
----                                            ---------           --------
Callan Associates                           Quarterly           Current
Charles River Systems, Inc.                 As needed           Current
Check Free Investment Services              Daily               Current
Citibank, N.A                               Daily               Current
CMS BondEdge                                As needed           Current
eVestment Alliance                          Quarterly           Current
Eagle Investment Systems Corp.              As needed           Current
Factset Research Systems, Inc.              As needed           Current
Financial Models Company, Inc.              As needed           Current
FT Interactive Data Corporation             Daily               Current
Institutional Shareholder Services, Inc.    Daily               Current
International Data Corporation              Daily               Current
Investment Technology Group, Inc.           Daily               Current
Lehman Brothers Inc.                        Daily               Current
Marco Consulting                            Monthly             Current
Markit Loans, Inc.                          Daily               Current
Mercer Investment Consulting, Inc.          Quarterly           Current
Moody's Investors Service Inc.              Weekly              7 days or more
NEPC                                        Quarterly           Current

Name                                            Frequency           Lag Time
----                                            ---------           --------
PricewaterhouseCoopers LLP                  As needed           Current
Reuters America Inc.                        Daily               Current
Russell/Mellon Analytical Services, LLC     Monthly             Current
Sapient Corporation                         As needed           Current
Standard & Poor's                           Daily               Current
Standard & Poor's Securities Evaluation     Daily               Current
State Street Bank and Trust Company         Daily               Current
The Macgregor Group, Inc.                   As needed           Current
Wall Street On Demand, Inc.                 Monthly; Quarterly  30 days; 15 days
Wilshire Associates Incorporated            As needed           Current
Zephyr Associates                           Quarterly           Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Fund may receive nonpublic portfolio holdings information.

The following replaces in its entirety the fifth sentence in the third paragraph under the INVESTMENT ADVISER section on page 19 of the Statement of Additional
Information:

As of August 11, 2005, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc.; Legg Mason Wood Walker, Incorporated; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; UBS Financial Services Inc.; and Wachovia Securities LLC.